Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Millions			1 Months Ended				12 Months Ended
	Dec. 30, 2022 USD ($) $ / shares	Dec. 21, 2020 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)
Proceeds from issuance of class A ordinary shares | ¥								¥ 19,873
QIYI PAG Convertible Senior Notes
Debt face amount | $	$ 500,000,000
Debt instrument, convertible, conversion price | $ / shares	$ 4.61
Conversion rate of convertible notes, ADS per US$1,000	216.9668
Debt instrument convertible conversion ratio basis amount | $	$ 1,000
Proceeds from issuance of debt | $		$ 500,000,000
QIYI PAG Convertible Senior Notes | Minimum [Member]
Debt instrument, redemption price, percentage of principal amount redeemed							120.00%
QIYI PAG Convertible Senior Notes | Maximum [Member]
Debt instrument, redemption price, percentage of principal amount redeemed							130.00%
Subsequent Event [Member]
Proceeds from issuance of class A ordinary shares					¥ 3,400	$ 500,000,000
Subsequent Event [Member] | iQIYI 2026 Convertible Notes [Member] | iQIYI [Member]
Debt Instrument, Repurchase Amount			¥ 2,300						$ 340,000,000
Subsequent Event [Member] | i Q I Y I Two Thousand Twenty Eight Convertible Senior Notes [Member]
Debt face amount			¥ 4,100						$ 600,000,000
Debt instrument, redemption price, percentage of principal amount redeemed			100.00%	100.00%
Debt instrument, convertible, conversion price | $ / shares									$ 9.86
Conversion rate of convertible notes, ADS per US$1,000			101.4636	101.4636
Debt instrument convertible conversion ratio basis amount | $									$ 1,000
Debt instrument, maturity date range, end			Mar. 15, 2028	Mar. 15, 2028
Debt instrument, date of first required payment			Jun. 15, 2023	Jun. 15, 2023
Debt instrument percentage			6.50%						6.50%
Proceeds from issuance of debt			¥ 4,100	$ 591,000,000
Subsequent Event [Member] | QIYI PAG Convertible Senior Notes
Debt face amount										¥ 345	$ 50,000,000
Common Class A [Member] | Subsequent Event [Member] | iQIYI [Member] | Minimum [Member]
Stock issued during period, shares, new issues | shares					535,500,000	535,500,000
Common Class A [Member] | Subsequent Event [Member] | iQIYI [Member] | Maximum [Member]
Stock issued during period, shares, new issues | shares					69,825,000	69,825,000
ADR [Member] | Subsequent Event [Member] | iQIYI [Member] | Minimum [Member]
Stock issued during period, shares, new issues | shares					76,500,000	76,500,000
ADR [Member] | Subsequent Event [Member] | iQIYI [Member] | Maximum [Member]
Stock issued during period, shares, new issues | shares					9,975,000	9,975,000